Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,386,773	$ (275,891)	$ 4,050,824	$ (8,772,757)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of OID and debt issuing costs of notes	118,750	45,833	61,895	97,161
Stock compensation expense	223,438	10,999	10,999	148,625
Operating lease expenses	50,812	49,034	55,519	66,262
Asset impairment loss				876,660
Bad debt allowance (reversal)			(6,031,058)	5,386,003
Loss on disposal of 40% ownership of Fund Management Co				46,461
Loss on transfer of Chengli Boxing system				624,133
Loss on transfer of Xuzhou Huayu system				397,033
Loss on transfer of Shenqiu Phase I & II systems				208,359
Loss on disposal of fixed assets				289
Bad debts expense (reversal)	(34,581)	(1,659,101)
Loss on note conversion	61,155	496,853	502,393	173,886
Interest expense-inducement on note conversion				893,958
Changes in deferred tax				(3,024,807)
Interest expense	818,914
Gain on termination of buy-back agreement of Chengli project	(3,156,138)
Changes in assets and liabilities:
Interest receivable on sales type leases				(170,403)
Collection of principal and interest on sales type leases for Pucheng systems		13,959,334	14,149,790
Accounts receivable	345,808	43,765,943	72,933,179	2,383,251
Prepaid expenses	19,253	(8,339)	(3,596)	(21,126)
Other receivables	1,981	(3,141)	(3,549)	(135,938)
Accounts payable			(2,153,320)	(2,837,609)
Advance to suppliers	(850,000)
VAT receivable	(186,817)
Taxes payable	(707,917)	(2,133,778)	(2,164,906)	(1,317,882)
Payment of lease liability	(67,750)	(57,442)	(58,226)	(63,555)
Interest payable on entrusted loan		962,052	1,302,610	(9,091,732)
Accrued liabilities and other payables	392,401	46,968	(404,087)	(36,932)
Refundable deposit for systems leasing				(478,368)
Net cash provided by (used in) operating activities	(1,583,918)	55,199,324	82,248,467	(14,649,028)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property & equipment			(1,885)
Proceeds from disposal of property & equipment				5,074
Net cash provided by (used in) investing activities			(1,885)	5,074
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of entrusted loan				(27,125,768)
Issuance of notes payable	5,000,000		3,000,000	2,000,000
Issuance of common stock	37,561,720	497,187	497,187	3,309,475
Net cash provided by financing activities	42,561,720	497,187	3,497,187	(21,816,293)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	740,273	1,869,350	5,838,947	(541,598)
NET INCREASE (DECREASE) IN CASH	41,718,075	57,565,861	91,582,716	(37,001,845)
CASH, BEGINNING OF PERIOD	107,804,013	16,221,297	16,221,297	53,223,142
CASH, END OF PERIOD	149,522,088	73,787,158	107,804,013	16,221,297
Supplemental cash flow data:
Income tax paid	197,296			221,934
Interest paid
Supplemental disclosure of non-cash operating activities
Transfer of Xuzhou Huayu Project and Shenqiu Phase I & II projects to Mr. Bai				35,415,556
Supplemental disclosure of non-cash operating activities Repayment of entrusted loan resulting from termination of buy-back option for Chengli project	29,149,705
Transfer of Tian’an project from construction in progress to accounts receivable		23,771,386	24,095,685
Adoption of ASC 842-right-of-use asset	191,200			(118,234)
Adoption of ASC 842-operating lease liability	191,200			118,234
Supplemental disclosure of non-cash financing activities
Conversion of notes into common shares	$ 2,000,000	$ 1,442,086	$ 2,057,191	$ 1,612,392